Common Stock (Tables)	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Summary of Common Stock Issuances

The following table summarizes common stock issuances:

		Number of Shares	Common Stock Amount

Balance as of December 31, 2016		67,199,362	67,199
Shares issued for investment and held in escrow	a	-	-
Shares issued for investment and held in escrow	b	-	-
Balance as of June 30, 2017		67,199,362	67,199

a)	On January 19, 2015, the Company issued 950,000,000 shares of restricted common stock for the purchase of 100% shares of Asia Innovation Technology Limited and its assets. The acquisition has not yet closed on the date of this filing and the shares are held in escrow as disclosed in Note 5.

b)	On April 14, 2017, the Company issued 600,000,000 shares of restricted common stock for the purchase of 100% shares of Sino King Management Limited and its assets. The acquisition has not yet closed on the date of this filing and the shares are held in escrow as disclosed in Note 5.